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                            DECHERT LLP
                       1775 EYE STREET, N.W.
                      WASHINGTON, D.C. 20006
                          (202) 261-3300

                           May 27, 2005


VIA ELECTRONIC TRANSMISSION

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   Weitz Funds (the "Trust")
           File Nos. 333-107797 and 811-21410
           ----------------------------------

Dear Sirs:

     Please find attached for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, in electronic format, one copy of Post-Effective Amendment No. 5 ("PEA 5") to the Trust's Registration Statement on Form N-1A. The filing is being made only for the purpose of (i) adding new disclosure regarding the Trust's policies on disclosure of portfolio holdings and the Trust's policies on excessive short-term trading, and (ii) making such annual and other non-material changes as the Trust deems appropriate.

     As counsel to the Trust, we hereby request in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this PEA 5 receive selective review from the Commission and its Staff of the new disclosure regarding the Trust's policies on disclosure of portfolio holdings and excessive short-term trading made pursuant to recent amendments to Form N-1A due to the fact that, except for these new disclosure requirements, the disclosure set forth herein with respect to the PEA 5 is "not substantially different" from the disclosure that has previously been filed in the Trust's Post-Effective Amendment No. 4
("PEA 4").

     On behalf of the Trust, we hereby undertake to make an additional filing of the Trust's Registration Statement pursuant to Rule 485(b) on or before July 30, 2005 in order to add any additional non-material disclosure that may be required in order to complete the Registration Statement.

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(1)  SEE Investment Company Act Rel. No. 13768.

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     Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.

                                               Very truly yours,


                                               /s/ Patrick W.D. Turley


10286913.1.BUSINESS